Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provisions
(a)	Provisions as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020			2021
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	73,441	48,510	93,502	45,031
Provision for construction warranties		9,662	217,435	14,519	222,141
Provision for legal contingencies and claims(*1)		24,275	63,175	24,441	69,050
Provision for the restoration(*2,3)		5,307	134,438	5,918	153,613
Others(*4,5)		330,588	59,411	261,604	99,257

	￦	443,273	522,969	399,984	589,092

(*1)
The Company recognized probable outflow of resources amounting to
￦
59,221

million and
￦
61,911

million as provisions for legal contingencies and asserted claim in
relation to lawsui
ts
 against the
C
ompany
 as of December 31, 202
0
 and 202
1
, respectively.

(*2)
Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery amounting to
￦
12,503 million as provisions for restoration as of December 31, 2021. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 2.08%~2.34% to measure present value of these costs.

(*3)
Due to contamination of river water quality near Greenhills mine owned by POSCO Canada Ltd., the Company recognized present value of estimated costs for recovery amounting to
￦
81,300

million as provisions for improvement as of December 31, 2021.

(*4)
As of December 31, 202
0
 and 202
1
, POSCO ENERGY CO., LTD., and Korea Fuel Cell, recognized
￦
80,842

million and
￦
80,727

million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*5)
As of December 31, 202
0
 and 202
1
, the Company has recognized emission liabilities amounting to
￦
78,646

million and
￦
84,364 million, respectively, for expected greenhouse gas emissions exceeding the quantity of free quota emission rights.

Changes in Provisions
(c)	Changes in provisions for the years ended December 31, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 123,669	106,855	(109,835)	(6,334)	7,596	121,951
Provision for construction warranties	170,428	86,691	(23,916)	(5,311)	(795)	227,097
Provision for legal contingencies and claims	84,484	30,894	(16,444)	(9,087)	(2,397)	87,450
Provision for the restoration	87,303	67,501	(6,525)	(15,811)	7,277	139,745
Others	352,607	349,639	(142,440)	(133,294)	(36,513)	389,999

	￦ 818,491	641,580	(299,160)	(169,837)	(24,832)	966,242

(*1)	Includes adjustments of foreign currency translation differences and others.
2)	For the year ended December 31, 2021

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 121,951	160,893	(138,003)	(4,989)	(1,319)	138,533
Provision for construction warranties	227,097	79,518	(67,196)	(3,080)	321	236,660
Provision for legal contingencies and claims	87,450	66,395	(28,400)	(32,731)	777	93,491
Provision for the restoration	139,745	29,456	(7,646)	(11,129)	9,105	159,531
Others	389,999	291,284	(185,066)	(119,633)	(15,723)	360,861

	￦ 966,242	627,546	(426,311)	(171,562)	(6,839)	989,076

(*1)	Includes adjustments of foreign currency translation differences and others.